UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24077
American Funds Core Plus Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class A
| AFCPX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund

(the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32 *	0.73% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be highe
r.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class C
| AFACX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 58 *	1.34% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class F-1
| AFAEX
for the period ended February 28, 2026
This semi-annual shareholder report contains important
informati
on about
American Fund
s Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations
, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also req
uest this information b
y contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 37 *	0.85% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be maile
d to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class F-2
| AFCFX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about
American
Funds Core Plus Bond Fund

(the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this
information
by
contacting
us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19 *	0.44% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of add
itio
nal information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class F-3
| CPAFX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15 *	0.34% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher
.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class 529-A
| AFPBX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 28 *	0.64% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher
.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most sha
rehol
der documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class 529-C
| AFPDX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 47 *	1.08% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be hi gh
er.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class 529-E
| AFPEX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41 *	0.95% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher
.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class 529-F-1
| AFPFX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 34 *	0.78% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class 529-F-2
| AFPGX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 23 *	0.52% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months w ou
ld be
higher
.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class 529-F-3
| AFPHX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16 *	0.38% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months wo
uld be
higher
.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class R-1
| AFPLX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 20 *	0.45% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be hi ghe
r.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class R-2
| AFPMX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 inve
s
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 23 *	0.52% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher
.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class R-2E
| AFPNX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 21 *	0.48% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months w
o
uld be
higher
.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class R-3
| AFPOX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 70 *	1.61% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be hig
her.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class R-4
| AFPPX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 invest
m
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 17 *	0.40% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class R-5E
| AFPQX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 24 *	0.56% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be hi
g
her.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class R-5
| AFPRX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 16 *	0.36% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be hi
gher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-410-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Core Plus Bond Fund
Class R-6
| AFPSX
for the period ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Core Plus Bond Fund (the "fund") for the period from September 25, 2025, commencement of operations, to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15 *	0.34% †
*
Based on operations for the period from September 25, 2025 to February 28, 2026. Expenses for the full 6 months would be higher
.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 58,698
Total number of portfolio holdings	538
Portfolio turnover rate including mortgage dollar roll transactions	89%
Portfolio turnover rate excluding mortgage dollar roll transactions	15%
Portfolio holdings by asset type
 (percent of
n
et assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.34%
Mortgage-backed obligations	22.55%
U.S. Treasury bonds & notes	18.87%
Asset-backed obligations	9.82%
Bonds & notes of governments & government agencies outside the U.S.	2.65%
Loans	0.47%
Convertible securities:
Convertible bonds & notes	0.04%
Convertible stocks	0.02%
Equities:
Common stocks	0.05%
TBA sale commitments:
Mortgage-backed obligations	(0.17) %
Short term securities & other assets less liabilities*	11.36%
Total	100.00%
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-410-0426 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Core Plus Bond Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the period September 25, 2025 to February 28, 2026
Lit. No. MFGEFP2-410-0426 © 2026 Capital Group. All rights reserved.

Investment portfolio February 28, 2026unaudited

Bonds, notes & other debt instruments 88.70%	Principal amount (000)	Value (000)
Corporate bonds and notes 34.34%
Financials 10.61%
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	USD25	$25
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	25	25
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	75	76
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	30	29
Aon North America, Inc. 5.45% 3/1/2034	35	37
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	16	16
Ares Capital Corp. 7.00% 1/15/2027	50	51
Ares Capital Corp. 5.25% 4/12/2031	23	23
Ares Strategic Income Fund 5.55% 4/15/2031 (a)	53	52
Aretec Group, Inc. 7.50% 4/1/2029 (a)	15	15
Aretec Group, Inc. 10.00% 8/15/2030 (a)	13	14
Arthur J. Gallagher & Co. 5.15% 2/15/2035	30	30
Athene Global Funding 5.583% 1/9/2029 (a)	75	77
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (b)	125	126
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (b)	25	23
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	111	113
Barclays Bank PLC 4.972% 5/16/2029 (3-month USD CME Term SOFR + 2.164% on 5/16/2028) (b)	200	204
Blackstone Private Credit Fund 3.25% 3/15/2027	55	54
Block, Inc. 6.00% 8/15/2033 (a)	55	56
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	250	266
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	250	252
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	10	10
Brown & Brown, Inc. 5.55% 6/23/2035	40	41
Canadian Imperial Bank of Commerce 4.58% 9/8/2031 (USD-SOFR Index + 1.17% on 9/8/2030) (b)	65	66
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	50	52
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	29	31
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	35	35
Chubb INA Holdings, LLC 4.90% 8/15/2035	35	35
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	231	221
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	55	57
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	47	41
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	61	57
Corebridge Global Funding 4.45% 10/2/2030 (a)	60	60
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (b)	150	157
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	150	151
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	75	76
FS KKR Capital Corp. 6.125% 1/15/2030	14	13
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	118	118
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	120	120
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (a)	36	35
Golub Capital Private Credit Fund 5.60% 4/15/2031 (a)	12	12
HUB International, Ltd. 7.25% 6/15/2030 (a)	15	15
HUB International, Ltd. 7.375% 1/31/2032 (a)	15	15
Intercontinental Exchange, Inc. 4.20% 3/15/2031	50	50
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	100	93
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	120	96
Jefferies Financial Group, Inc. 5.50% 2/15/2036	75	74
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	50	50
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	125	112
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	320	320
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (b)	40	40
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	40	41
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	20	19
Metropolitan Life Global Funding I 4.35% 1/12/2031 (a)	150	151
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	201	204
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	185	187
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	200	200
Navient Corp. 5.50% 3/15/2029	35	33
Navient Corp. 5.625% 8/1/2033	40	33
OneMain Finance Corp. 3.875% 9/15/2028	30	29
OneMain Finance Corp. 6.125% 5/15/2030	100	100
OneMain Finance Corp. 6.50% 3/15/2033	30	30

1	American Funds Core Plus Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	USD20	$20
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	3	3
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	EUR100	123
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD110	114
PNC Financial Services Group, Inc. 4.899% 5/13/2031 (USD-SOFR + 1.333% on 5/13/2030) (b)	55	57
RGA Global Funding 4.60% 11/25/2030 (a)	50	50
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	55	57
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	20	20
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	18	18
Synchrony Financial 7.25% 2/2/2033	17	18
The Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (b)	50	50
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	50	52
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	65	69
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	21	21
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	55	58
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	200	207
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (b)	25	25
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	146	137
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	250	257
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	25	26
		6,226

Consumer discretionary 4.34%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	60	61
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	15	16
Amazon.com, Inc. 4.65% 11/20/2035	30	30
AutoNation, Inc. 5.89% 3/15/2035	35	37
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	15	15
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	15	15
Carnival Corp. 4.00% 8/1/2028 (a)	30	30
Carnival Corp. 5.125% 5/1/2029 (a)	50	51
Carnival Corp. 6.125% 2/15/2033 (a)	80	83
Ford Motor Co. 3.25% 2/12/2032	250	225
Ford Motor Co. 6.10% 8/19/2032	40	42
Ford Motor Co. 5.291% 12/8/2046	15	13
Ford Motor Credit Co., LLC 6.798% 11/7/2028	250	264
Ford Motor Credit Co., LLC 5.80% 3/8/2029	200	206
Ford Motor Credit Co., LLC 5.753% 4/6/2033	200	204
General Motors Financial Co., Inc. 5.45% 9/6/2034	30	31
General Motors Financial Co., Inc. 5.45% 1/8/2036	250	254
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	10	10
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	20	19
Home Depot, Inc. 4.95% 6/25/2034	250	258
Hyundai Capital America 5.00% 1/7/2028 (a)	100	102
Newell Brands, Inc. 6.625% 5/15/2032	30	30
Newell Brands, Inc. 7.375% 4/1/2036	30	30
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028 (a)	80	83
Nissan Motor Acceptance Co., LLC 5.55% 9/13/2029 (a)	85	85
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	5	5
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (a)	25	26
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12	12
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	40	41
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	265	265
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	8	7
		2,550

Communication services 3.56%
Alphabet, Inc. 4.375% 11/15/2032	6	6
Alphabet, Inc. 4.40% 2/15/2033	7	7
Alphabet, Inc. 4.70% 11/15/2035	16	16
Alphabet, Inc. 4.80% 2/15/2036	80	81
AT&T, Inc. 2.55% 12/1/2033	250	217
CCO Holdings, LLC 4.25% 2/1/2031 (a)	100	93

American Funds Core Plus Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
CCO Holdings, LLC 4.50% 5/1/2032	USD2	$2
CCO Holdings, LLC 7.00% 2/1/2033 (a)	61	62
CCO Holdings, LLC 4.25% 1/15/2034 (a)	126	110
CCO Holdings, LLC 7.375% 2/1/2036 (a)	26	26
Charter Communications Operating, LLC 2.30% 2/1/2032	50	44
Charter Communications Operating, LLC 6.55% 6/1/2034	18	19
Charter Communications Operating, LLC 6.384% 10/23/2035	30	31
Charter Communications Operating, LLC 5.85% 12/1/2035	27	27
Charter Communications Operating, LLC 4.80% 3/1/2050	4	3
Charter Communications Operating, LLC 3.90% 6/1/2052	23	15
Charter Communications Operating, LLC 5.25% 4/1/2053	306	247
Charter Communications Operating, LLC 6.70% 12/1/2055	5	5
DISH Network Corp. 11.75% 11/15/2027 (a)	80	83
EchoStar Corp. 10.75% 11/30/2029	80	87
Gray Media, Inc. 5.375% 11/15/2031 (a)	10	8
Gray Media, Inc. 9.625% 7/15/2032 (a)	15	16
Gray Media, Inc. 7.25% 8/15/2033 (a)	50	52
Meta Platforms, Inc. 4.60% 11/15/2032	30	30
Meta Platforms, Inc. 4.875% 11/15/2035	52	53
Meta Platforms, Inc. 5.50% 11/15/2045	18	18
Meta Platforms, Inc. 5.625% 11/15/2055	39	38
Meta Platforms, Inc. 5.75% 11/15/2065	18	18
Orange 5.00% 1/13/2036 (a)	400	402
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	65	60
Snap, Inc. 6.875% 3/1/2033 (a)	30	30
Univision Communications, Inc. 9.375% 8/1/2032 (a)	80	85
Verizon Communications, Inc. 2.355% 3/15/2032	5	4
Verizon Communications, Inc. 4.75% 1/15/2033	45	46
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	20	20
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	38	27
		2,088

Health care 3.41%
Abbott Laboratories 4.00% 3/15/2031	50	50
AbbVie, Inc. 5.05% 3/15/2034	135	140
AbbVie, Inc. 4.75% 3/15/2036	7	7
AbbVie, Inc. 5.55% 3/15/2056	6	6
Accendra Health, Inc. 4.50% 3/31/2029 (a)	65	41
Amgen, Inc. 5.15% 3/2/2028	40	41
Amgen, Inc. 4.20% 3/1/2033	250	247
Amgen, Inc. 5.25% 3/2/2033	135	141
Amgen, Inc. 4.85% 2/19/2036	59	59
Ascension Health 4.923% 11/15/2035	6	6
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	55	55
Baxter International, Inc. 4.45% 2/15/2029	13	13
Baxter International, Inc. 5.65% 12/15/2035	35	36
Bristol-Myers Squibb Co. 5.20% 2/22/2034	65	68
Bristol-Myers Squibb Co. 5.50% 2/22/2044	201	206
Centene Corp. 2.625% 8/1/2031	60	52
Cigna Group (The) 5.25% 1/15/2036	50	51
CVS Health Corp. 5.70% 6/1/2034	50	53
CVS Health Corp. 5.45% 9/15/2035	70	72
CVS Health Corp. 6.05% 6/1/2054	35	35
CVS Health Corp. 6.20% 9/15/2055	16	16
DaVita, Inc. 4.625% 6/1/2030 (a)	15	15
DaVita, Inc. 6.75% 7/15/2033 (a)	25	26
Elevance Health, Inc. 5.00% 1/15/2036	45	45
Medline Borrower, LP 3.875% 4/1/2029 (a)	30	30
Medline Borrower, LP 5.25% 10/1/2029 (a)	15	15
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	25	25
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	20	18
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	35	34
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	70	72
Tenet Healthcare Corp. 6.75% 5/15/2031	40	42
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	75	58

3	American Funds Core Plus Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	USD8	$8
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	4	4
UnitedHealth Group, Inc. 5.35% 2/15/2033	100	105
UnitedHealth Group, Inc. 5.30% 6/15/2035	60	63
UnitedHealth Group, Inc. 5.95% 6/15/2055	45	47
		2,002

Consumer staples 2.78%
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	30	30
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	30	30
B&G Foods, Inc. 8.00% 9/15/2028 (a)	30	29
BAT Capital Corp. 5.834% 2/20/2031	100	107
BAT Capital Corp. 5.625% 8/15/2035	70	74
BAT Capital Corp. 5.65% 3/16/2052	250	241
BAT Capital Corp. 6.25% 8/15/2055	15	16
Coty, Inc. 5.60% 1/15/2031 (a)	149	150
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	20	21
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	12	12
Mars, Inc. 4.80% 3/1/2030 (a)	75	77
Mars, Inc. 5.20% 3/1/2035 (a)	300	311
Mars, Inc. 5.70% 5/1/2055 (a)	30	30
McCormick & Co., Inc. 4.15% 2/15/2029	10	10
Philip Morris International, Inc. 5.125% 2/15/2030	60	62
Philip Morris International, Inc. 4.90% 11/1/2034	55	56
Philip Morris International, Inc. 4.875% 4/30/2035	251	255
Philip Morris International, Inc. 4.625% 10/29/2035	80	79
Post Holdings, Inc. 6.375% 3/1/2033 (a)	40	41
		1,631

Utilities 2.36%
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	25	25
Duke Energy Florida, LLC 4.20% 12/1/2030	50	50
Edison International 5.45% 6/15/2029	74	76
Florida Power & Light Co. 5.60% 2/15/2066	100	100
Pacific Gas and Electric Co. 3.00% 6/15/2028	50	49
Pacific Gas and Electric Co. 6.40% 6/15/2033	91	99
Pacific Gas and Electric Co. 5.70% 3/1/2035	320	334
Pacific Gas and Electric Co. 4.95% 7/1/2050	40	35
PacifiCorp 5.45% 2/15/2034	15	15
PacifiCorp 2.90% 6/15/2052	30	18
PG&E Corp. 5.00% 7/1/2028	15	15
PG&E Corp. 5.25% 7/1/2030	25	25
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (b)	50	50
Public Service Electric and Gas Co. 4.20% 1/1/2031	50	50
Public Service Electric and Gas Co. 5.625% 1/1/2056	20	21
Southern California Edison Co. 4.80% 3/15/2033	50	50
Southern California Edison Co. 5.20% 6/1/2034	113	115
Southern California Edison Co. 3.65% 2/1/2050	271	195
Union Electric Co. 4.80% 3/15/2036	50	50
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	15	15
		1,387

Information technology 2.33%
Amphenol Corp. 3.90% 11/15/2028	100	100
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	27	28
Broadcom, Inc. 5.20% 7/15/2035	102	105
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	25	25
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	20	20
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	25	26
Intel Corp. 5.60% 2/21/2054	40	38
Oracle Corp. 4.95% 2/4/2031	71	71
Oracle Corp. 5.25% 2/3/2032	50	50

American Funds Core Plus Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 5.35% 5/4/2033	USD64	$64
Oracle Corp. 5.50% 8/3/2035	93	92
Oracle Corp. 5.20% 9/26/2035	16	16
Oracle Corp. 5.70% 2/4/2036	297	297
Oracle Corp. 6.55% 2/4/2046	23	22
Oracle Corp. 6.00% 8/3/2055	40	35
Oracle Corp. 5.95% 9/26/2055	20	18
Oracle Corp. 6.70% 2/4/2056	29	28
Roper Technologies, Inc. 5.10% 9/15/2035	45	45
Synopsys, Inc. 5.15% 4/1/2035	55	56
Synopsys, Inc. 5.70% 4/1/2055	50	50
UKG, Inc. 6.875% 2/1/2031 (a)	27	26
Unisys Corp. 10.625% 1/15/2031 (a)	55	47
WULF Compute, LLC 7.75% 10/15/2030 (a)	20	21
X.AI Corp. 12.50% 6/30/2030 (a)	75	86
		1,366

Energy 1.77%
Antero Resources Corp. 5.40% 2/1/2036	15	15
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	25	25
CNX Resources Corp. 7.25% 3/1/2032 (a)	30	32
CNX Resources Corp. 5.875% 3/1/2034 (a)	5	5
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	29	28
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	40	41
Enterprise Products Operating, LLC 4.60% 1/15/2031	11	11
Enterprise Products Operating, LLC 5.20% 1/15/2036	14	14
EOG Resources, Inc. 4.40% 1/15/2031	28	28
Genesis Energy, LP 6.75% 3/15/2034	15	15
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	20	21
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(d)	19	19
NFE Financing, LLC 12.00% 11/15/2029 (a)(e)	175	63
Noble Finance II, LLC 8.00% 4/15/2030 (a)	26	27
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	28	29
Occidental Petroleum Corp. 5.55% 10/1/2034	20	21
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	15	15
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	25	26
Petroleos Mexicanos 8.75% 6/2/2029	120	129
Petroleos Mexicanos 6.84% 1/23/2030	95	97
SM Energy Co. 8.75% 7/1/2031 (a)	50	53
Sunoco, LP 7.00% 5/1/2029 (a)	15	16
Sunoco, LP 5.625% 3/15/2031 (a)	30	30
Sunoco, LP 5.875% 3/15/2034 (a)	30	30
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	21	21
Transocean International, Ltd. 8.25% 5/15/2029 (a)	5	5
Transocean International, Ltd. 8.75% 2/15/2030 (a)	7	7
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	10	11
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	65	67
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	16	17
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	10	10
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	50	56
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	10	11
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	11	12
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	30	30
		1,037

Real estate 1.17%
Boston Properties, LP 5.75% 1/15/2035	50	51
Highwoods Realty, LP 5.35% 1/15/2033	21	21
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	25	24
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	25	24
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	15	15
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	25	25
Hudson Pacific Properties, LP 3.25% 1/15/2030	125	104
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	30	30

5	American Funds Core Plus Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	USD15	$15
Kennedy-Wilson, Inc. 5.00% 3/1/2031	50	49
MPT Operating Partnership, LP 5.00% 10/15/2027	45	44
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	55	59
Piedmont Operating Partnership, LP 5.625% 1/15/2033	105	106
Service Properties Trust 0% 9/30/2027 (a)	32	29
Service Properties Trust 3.95% 1/15/2028	30	29
Service Properties Trust 8.375% 6/15/2029	2	2
Service Properties Trust 4.375% 2/15/2030	67	59
		686

Industrials 1.15%
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	10	10
Boeing Co. (The) 5.15% 5/1/2030	30	31
Boeing Co. (The) 3.625% 2/1/2031	200	194
Boeing Co. (The) 6.528% 5/1/2034	30	34
Boeing Co. (The) 6.858% 5/1/2054	15	17
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	10	10
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	25	26
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	75	80
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	55	59
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	20	21
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	20	21
Icahn Enterprises, LP 5.25% 5/15/2027	55	54
Regal Rexnord Corp. 6.40% 4/15/2033	20	22
Reworld Holding Corp. 4.875% 12/1/2029 (a)	20	19
TransDigm, Inc. 6.625% 3/1/2032 (a)	30	31
TransDigm, Inc. 6.75% 1/31/2034 (a)	30	31
TransDigm, Inc. 6.125% 7/31/2034 (a)	8	8
United Airlines Holdings, Inc. 5.375% 3/1/2031	10	10
		678

Materials 0.86%
Ball Corp. 5.50% 9/15/2033	30	31
Celanese US Holdings, LLC 6.85% 11/15/2028	35	37
Celanese US Holdings, LLC 7.00% 2/15/2031	5	5
Celanese US Holdings, LLC 7.20% 11/15/2033	35	38
Celanese US Holdings, LLC 7.375% 2/15/2034	15	15
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	35	36
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	35	36
Dow Chemical Co. (The) 5.65% 3/15/2036	118	118
Dow Chemical Co. (The) 4.375% 11/15/2042	7	6
Dow Chemical Co. (The) 4.80% 5/15/2049	44	35
Dow Chemical Co. (The) 3.60% 11/15/2050	29	19
Dow Chemical Co. (The) 5.95% 3/15/2055	26	24
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	2	2
LYB International Finance III, LLC 6.15% 5/15/2035	25	26
LYB International Finance III, LLC 5.875% 1/15/2036	15	15
Magnera Corp. 7.25% 11/15/2031 (a)	30	29
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	10	10
Westlake Corp. 5.55% 11/15/2035	19	19
		503
Total corporate bonds and notes		20,154
Mortgage-backed obligations 22.55%
Federal agency mortgage-backed obligations 13.55%
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (f)	273	237
Fannie Mae Pool #CB0500 2.00% 5/1/2051 (f)	21	18
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (f)	453	393
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (f)	70	58
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (f)	193	175
Fannie Mae Pool #CB8018 6.50% 2/1/2054 (f)	21	22

American Funds Core Plus Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	USD1,048	$1,076
Fannie Mae Pool #190445 6.50% 3/1/2055 (f)	49	50
Fannie Mae Pool #MA5672 5.00% 4/1/2055 (f)	1,470	1,479
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (f)	629	639
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (f)	589	599
Freddie Mac Pool #QB9135 2.00% 3/1/2051 (f)	79	65
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (f)	601	499
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	312	320
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (f)	543	552
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (f)	561	576
Freddie Mac Pool #QY0452 5.50% 4/1/2055 (f)	75	76
Uniform Mortgage-Backed Security 3.50% 3/1/2041 (f)(g)	42	41
Uniform Mortgage-Backed Security 4.00% 3/1/2041 (f)(g)	25	25
Uniform Mortgage-Backed Security 4.00% 4/1/2041 (f)(g)	15	15
Uniform Mortgage-Backed Security 2.50% 3/1/2056 (f)(g)	115	100
Uniform Mortgage-Backed Security 3.00% 3/1/2056 (f)(g)	232	210
Uniform Mortgage-Backed Security 3.50% 3/1/2056 (f)(g)	127	120
Uniform Mortgage-Backed Security 5.00% 3/1/2056 (f)(g)	325	327
Uniform Mortgage-Backed Security 6.00% 3/1/2056 (f)(g)	145	149
Uniform Mortgage-Backed Security 6.50% 3/1/2056 (f)(g)	49	51
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (f)(g)	68	65
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (f)(g)	20	20
		7,957

Commercial mortgage-backed securities 5.57%
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (a)(f)	100	100
Bank Commercial Mortgage Trust, Series 2026-5YR20, Class B, 5.535% 2/15/2059 (f)	25	26
Bank Commercial Mortgage Trust, Series 2026-5YR20, Class C, 6.037% 2/15/2059 (f)(h)	75	78
Bank5, Series 2025-5YR17, Class C, 5.894% 11/15/2058 (f)(h)	300	310
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (f)(h)	48	50
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (f)(h)	14	15
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (f)	124	128
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (f)	42	43
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.25% 3/15/2041 (a)(f)(h)	214	215
BMO Mortgage Trust, Series 2025-C13, Class B, 6.038% 10/15/2058 (f)(h)	300	315
BMO Mortgage Trust, Series 2025-C13, Class C, 6.134% 10/15/2058 (f)(h)	300	301
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.91% 12/15/2042 (a)(f)(h)	100	101
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 3/15/2045 (a)(f)(h)	21	21
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.823% 3/15/2045 (a)(f)(h)	20	20
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.223% 3/15/2045 (a)(f)(h)	103	103
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (a)(f)(h)	100	103
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.36% 12/15/2044 (a)(f)(h)	344	345
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.76% 12/15/2044 (a)(f)(h)	15	15
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.35%) 6.01% 12/15/2044 (a)(f)(h)	100	100
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.66% 12/15/2044 (a)(f)(h)	14	14
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.26% 10/15/2042 (a)(f)(h)	100	100
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.26% 10/15/2042 (a)(f)(h)	200	202
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.348% 2/10/2056 (f)(h)	223	226
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (f)(h)	11	11
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(f)(h)	100	101
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.213% 11/5/2038 (a)(f)(h)	120	122
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class C, 6.014% 7/15/2058 (f)(h)	50	51
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (f)(h)	50	53
		3,269

7	American Funds Core Plus Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 3.43%
COLT Funding, LLC, Series 2024-4, Class B2, 7.80% 7/25/2069 (a)(f)(h)	USD100	$102
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.182% 10/25/2039 (a)(f)(h)	69	70
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.032% 1/25/2040 (a)(f)(h)	100	102
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.067% 8/25/2033 (a)(f)(h)	270	300
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.70% 2/25/2046 (a)(f)(h)	15	15
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.382% 3/25/2050 (a)(f)(h)	50	61
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.182% 9/25/2050 (a)(f)(h)	150	196
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.287% 10/25/2050 (a)(f)(h)	110	153
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.317% 12/25/2050 (a)(f)(h)	265	310
Onslow Bay Financial, LLC, Series,2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(f)(h)	162	162
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (a)(f)(h)	100	99
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (a)(f)(h)	100	97
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (a)(f)	99	99
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(f)(h)	100	102
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(f)	61	61
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(b)(f)	83	84
		2,013
Total mortgage-backed obligations		13,239
U.S. Treasury bonds & notes 18.87%
U.S. Treasury 18.87%
U.S. Treasury 3.625% 8/31/2027	1,000	1,003
U.S. Treasury 3.50% 10/31/2027	208	208
U.S. Treasury 3.50% 11/15/2028	250	251
U.S. Treasury 3.50% 1/15/2029	250	251
U.S. Treasury 3.50% 2/15/2029	23	23
U.S. Treasury 4.25% 2/28/2029	1,500	1,536
U.S. Treasury 3.625% 8/31/2030 (i)	2,857	2,873
U.S. Treasury 3.625% 10/31/2030	1,204	1,210
U.S. Treasury 3.75% 1/31/2031	369	373
U.S. Treasury 3.875% 9/30/2032	296	299
U.S. Treasury 4.25% 8/15/2035	807	827
U.S. Treasury 4.125% 2/15/2036	— (j)	— (j)
U.S. Treasury 4.875% 8/15/2045	1,051	1,093
U.S. Treasury 4.75% 8/15/2055	1,050	1,069
U.S. Treasury 4.625% 11/15/2055	60	60
Total U.S. Treasury bonds & notes		11,076
Asset-backed obligations 9.82%
Auto loan 4.22%
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (a)(f)	26	26
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (a)(f)	35	35
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (a)(f)	22	22
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (a)(f)	94	94
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (f)	23	23
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (a)(f)	100	101
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (a)(f)	100	102
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(f)	50	51
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(f)	50	51
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (f)	44	44
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (f)	23	23
Exeter Automobile Receivables Trust, Series 2025-2A, Class D, 5.89% 7/15/2031 (f)	50	52
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (f)	50	51
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (f)	44	45
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (f)	100	100
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (a)(f)	16	16

American Funds Core Plus Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (a)(f)	USD56	$57
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (a)(f)	55	55
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (a)(f)	138	138
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (a)(f)	100	98
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(f)	100	99
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(f)	100	102
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(f)	166	170
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (a)(f)	130	131
Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75% 11/17/2031 (a)(f)	150	147
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(f)	96	97
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (f)	64	64
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (f)	18	18
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (a)(f)	11	11
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (a)(f)	50	50
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (a)(f)	107	108
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (a)(f)	74	75
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (a)(f)	45	45
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(f)	100	102
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (a)(f)	45	45
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(f)	28	28
		2,476

Other asset-backed securities 4.21%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(f)	74	74
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(f)	100	101
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(f)	198	199
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (a)(f)	100	101
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)	88	76
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(f)	45	43
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(f)	42	40
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(f)	89	90
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (a)(f)	100	100
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (a)(f)	100	101
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(f)	100	100
MMAF Equipment Finance, LLC, Series 2025-B, Class A2, 4.02% 2/13/2029 (a)(f)	250	251
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (a)(f)	100	100
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(f)	25	25
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(f)	98	100
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(f)	100	100
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (a)(f)	100	100
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (a)(f)	21	21
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(f)	37	36
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(f)	47	45
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(f)	51	49
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(f)	60	57
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(f)	61	58
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (a)(f)	100	100
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (b)(f)	100	100
Verizon Master Trust, Series 2025-10, Class A, 4.28% 10/20/2033 (4.96% on 10/20/2030) (a)(b)(f)	224	228
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(f)	78	79
		2,474

Credit card 0.70%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(f)	100	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(f)	100	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(f)	209	209
		409

9	American Funds Core Plus Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan 0.69%
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (a)(f)	USD100	$101
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(f)	220	201
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(f)	100	104
		406
Total asset-backed obligations		5,765
Bonds & notes of governments & government agencies outside the U.S. 2.65%
Brazil 0.78%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,481	456

Mexico 0.54%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	USD250	254
United Mexican States 5.55% 1/21/2045	65	61
		315

Colombia 0.34%
Colombia (Republic of) 5.375% 1/21/2029	200	200

Japan 0.33%
Japan, Series 381, 2.10% 12/20/2035	JPY30,000	192

Egypt 0.19%
Egypt (Arab Republic of) 6.875% 4/30/2040 (a)	USD125	114

Hungary 0.10%
Hungary (Republic of) 7.625% 3/29/2041	50	60

Turkey 0.10%
Turkey (Republic of) 6.875% 3/17/2036	55	56

Panama 0.09%
Panama (Republic of) 6.70% 1/26/2036	50	54

Argentina 0.09%
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (b)	70	53

Romania 0.09%
Romania (Republic of) 6.375% 1/30/2034 (a)	50	53
Total bonds & notes of governments & government agencies outside the U.S.		1,553
Loans 0.47%
Communication services 0.15%
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.786% 12/1/2028 (h)(k)	85	85

Information technology 0.09%
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.667% 7/30/2032 (h)(k)	15	14
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.723% 9/15/2033 (h)(k)	15	13
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.61448%) 8.292% 5/30/2030 (h)(k)	28	28
		55

American Funds Core Plus Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Health care 0.08%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.423% 4/23/2031 (h)(k)	USD20	$20
Owens & Minor, Inc., Term Loan, (3-month USD CME Term SOFR + 3.85%) 7.523% 3/29/2029 (h)(k)	30	27
		47

Industrials 0.06%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (h)(k)	40	34

Consumer staples 0.04%
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.91% 2/11/2033 (h)(k)	25	25

Materials 0.03%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.405% 11/18/2030 (h)(k)	20	18

Financials 0.02%
Osaic Holdings, Inc., Term Loan B1, (3-month USD CME Term SOFR + 2.50%) 6.164% 7/30/2032 (h)(k)	15	14
Total loans		278
Total bonds, notes & other debt instruments (cost: $51,637,000)		52,065
Convertible bonds & notes 0.04%
Information technology 0.04%
Strategy, Inc., convertible notes, 0% 12/1/2029	25	20
Total convertible bonds & notes (cost: $22,000)		20
Convertible stocks 0.02%	Shares
Information technology 0.02%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029 [#~FNCAP]	300	14
Total convertible stocks (cost: $15,000)		14
Common stocks 0.05%
Utilities 0.05%
Talen Energy Corp. (l)	85	32
Total common stocks (cost: $35,000)		32
Short-term securities 12.30%
Money market investments 12.30%
Capital Group Central Cash Fund 3.65% (m)(n)	72,170	7,217
Total short-term securities (cost: $7,217,000)		7,217
Options purchased (equity style) 0.00%
Options purchased (equity style)*		- (j)
Total options purchased (equity style) (cost: $6,000)		- (j)
Total investment securities 101.11% (cost: $58,932,000)		59,348

11	American Funds Core Plus Bond Fund

TBA sale commitments (0.17)%	Principal amount (000)	Value (000)
Mortgage-backed obligations (0.17)%
Federal agency mortgage-backed obligations (0.17)%
Uniform Mortgage-Backed Security 5.50% 3/1/2056 (f)(g)	USD(100)	$(102)
Total TBA sale commitments (proceeds: $101,000)		(102)
Total options written (equity style)† 0.00% (premium received: $3,000)		— (j)
Other assets less liabilities (0.94)%		(548)
Net assets 100.00%		$58,698
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2026 (000)
Call
3 Month SOFR Futures Option	39	3/13/2026	USD96.63	USD9,750	$— (j)
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 2/28/2026 (000)
Call
3 Month SOFR Futures Option	39	3/13/2026	USD96.81	USD(9,750)	$— (j)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2026 (000)
2 Year U.S. Treasury Note Futures	Long	135	7/6/2026	USD28,252	$42
3 Year Australian Treasury Bond Futures	Long	8	3/17/2026	598	— (j)
5 Year U.S. Treasury Note Futures	Long	38	7/6/2026	4,185	17
10 Year U.S. Treasury Note Futures	Long	14	6/30/2026	1,593	8
10 Year Ultra U.S. Treasury Note Futures	Short	109	6/30/2026	(12,724)	(122)
20 Year U.S. Treasury Bond Futures	Long	34	6/30/2026	4,028	31
30 Year Ultra U.S. Treasury Bond Futures	Long	36	6/30/2026	4,378	51
					$27
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	193	JPY	29,818	Morgan Stanley	3/12/2026	$2
USD	125	EUR	106	HSBC Bank	3/12/2026	— (j)
USD	450	BRL	2,364	Citibank	3/23/2026	(9)
						$(7)

American Funds Core Plus Bond Fund	12

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.4165%	Annual	9/26/2027	USD1,800	$(4)	$—	$(4)
SOFR	Annual	3.2715%	Annual	10/17/2027	400	— (j)	—	— (j)
						$(4)	$—	$(4)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 2/28/2026 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
CDX.EM.44	1.00%	Quarterly	12/20/2030	USD1,500	$(22)	$(33)	$11
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	3,459	66	76	(10)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	2,104	142	160	(18)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2035	661	3	6	(3)
					$189	$209	$(20)
Investments in affiliates (n)

	Value at 9/25/2025 (q) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 12.29%
Money market investments 12.29%
Capital Group Central Cash Fund 3.65% (m)	$—	$56,737	$49,524	$4	$— (j)	$7,217	$229
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)	2/17/2026	$19	$19	0.03%

13	American Funds Core Plus Bond Fund

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,341,000, which represented
26.14% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	Represents securities transacted on a TBA basis.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $806,000, which represented 1.37% of the net assets of the fund.
(j)	Amount less than one thousand.
(k)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $278,000, which represented 0.44% of the net assets of the fund.

(l)	Non-income producing.
(m)	Rate represents the seven-day yield at 2/28/2026.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(q)	Commencement of operations.

Key to abbreviation(s)
BRL = Brazilian reais
CME = CME Group
EUR = Euros
JPY = Japanese yen
PIK = Payment In Kind
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Core Plus Bond Fund	14

Financial statements
Statement of assets and liabilities at February 28, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $51,715)	$52,131
Affiliated issuers (cost: $7,217)	7,217	$59,348
Cash		69
Unrealized appreciation on open forward currency contracts		2
Receivables for:
Sales of investments	254
Sales of fund’s shares	165
Dividends and interest	502
Variation margin on futures contracts	102
Variation margin on centrally cleared swap contracts	2
Other	— *	1,025
		60,444
Liabilities:
Unrealized depreciation on open forward currency contracts		9
TBA sale commitments, at value		102
Payables for:
Purchases of investments	1,379
Repurchases of fund’s shares	8
Dividends on fund’s shares	166
Investment advisory services	12
Services provided by related parties	(9)
Variation margin on futures contracts	58
Variation margin on centrally cleared swap contracts	21
Other	— *	1,737
Net assets at February 28, 2026		$58,698
Net assets consist of:
Capital paid in on shares of beneficial interest		$58,307
Total distributable earnings (accumulated loss)		391
Net assets at February 28, 2026		$58,698
*
Amount less than one thousand.
Refer to the notes to financial statements.

15	American Funds Core Plus Bond Fund

Financial statements (continued)
Statement of assets and liabilities at February 28, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,829 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$6,327	628	$10.07
Class C	109	11	10.07
Class F-1	62	6	10.07
Class F-2	385	38	10.07
Class F-3	17	2	10.07
Class 529-A	718	71	10.07
Class 529-C	37	4	10.07
Class 529-E	81	8	10.07
Class 529-F-1	10	1	10.07
Class 529-F-2	537	53	10.07
Class 529-F-3	10	1	10.07
Class R-1	10	1	10.07
Class R-2	10	1	10.07
Class R-2E	10	1	10.07
Class R-3	141	14	10.07
Class R-4	10	1	10.07
Class R-5E	46	5	10.07
Class R-5	10	1	10.07
Class R-6	50,168	4,982	10.07

Refer to the notes to financial statements.

American Funds Core Plus Bond Fund	16

Financial statements (continued)
Statement of operations for the period September 25, 20251 to February 28, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$873
Dividends from affiliated issuers	229	$1,102
Fees and expenses[2]:
Investment advisory services	64
Distribution services	4
Transfer agent services	2
Administrative services	7
529 plan services	— [3]
Reports to shareholders	— [3]
Registration statement and prospectus	223
Auditing and legal	— [3]
Custodian	1
Other	10
Total fees and expenses before waivers and/or reimbursements	311
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services waiver	— [3]
Miscellaneous fee reimbursement	227
Total fees and expenses after waivers and/or reimbursements		84
Net investment income		1,018
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(1)
Affiliated issuers	4
Futures contracts	24
Forward currency contracts	(31)
Swap contracts	82
Currency transactions	2	80
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	416
Affiliated issuers	— [3]
Options written	3
TBA sale commitments	— [3]
Futures contracts	28
Forward currency contracts	(7)
Swap contracts	(24)
Currency translations	1	417
Net realized gain (loss) and unrealized appreciation (depreciation)		497
Net increase (decrease) in net assets resulting from operations		$1,515
1
Commencement of operations.
2
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
3
Amount less than one thousand.
Refer to the notes to financial statements.

17	American Funds Core Plus Bond Fund

Financial statements (continued)
Statement of changes in net assets for the period September 25, 2025* to February 28, 2026

(dollars in thousands)
Period ended February 28,
2026 †

Operations:
Net investment income	$1,018
Net realized gain (loss)	80
Net unrealized appreciation (depreciation)	417
Net increase (decrease) in net assets resulting from operations	1,515
Distributions paid to shareholders	(1,124)
Net capital share transactions	58,307
Total increase (decrease) in net assets	58,698
Net assets:
Beginning of period	—
End of period	$58,698
*
Commencement of operations.
†
Unaudited.
Refer to the notes to financial statements.

American Funds Core Plus Bond Fund	18

Notes to financial statementsunaudited
1. Organization

American Funds Core Plus Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The fund seeks to provide current income and seek maximum total return, consistent with preservation of capital.
The fund has 19 share classes consisting of five retail share classes (Classes A, C, F-1, F-2 and F-3), six 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

19	American Funds Core Plus Bond Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Core Plus Bond Fund	20

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):

21	American Funds Core Plus Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$20,154	$—	$20,154
Mortgage-backed obligations	—	13,239	—	13,239
U.S. Treasury bonds & notes	—	11,076	—	11,076
Asset-backed obligations	—	5,765	—	5,765
Bonds & notes of governments & government agencies outside the U.S.	—	1,553	—	1,553
Loans	—	278	—	278
Convertible bonds & notes	—	20	—	20
Convertible stocks	14	—	—	14
Common stocks	32	—	—	32
Short-term securities	7,217	—	—	7,217
Options purchased on futures (equity style)	— *	—	—	— *
Total	$7,263	$52,085	$—	$59,348
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(102)	—	(102)

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$149	$—	$—	$149
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared credit default swaps	—	11	—	11
Liabilities:
Unrealized depreciation on futures contracts	(122)	—	—	(122)
Unrealized depreciation on open forward currency contracts	—	(9)	—	(9)
Unrealized depreciation on centrally cleared interest rate swaps	—	(4)	—	(4)
Unrealized depreciation on centrally cleared credit default swaps	—	(31)	—	(31)
Total	$27	$(31)	$—	$(4)
*
Amount less than one thousand.
†
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating

American Funds Core Plus Bond Fund	22

to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt

23	American Funds Core Plus Bond Fund

securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund

American Funds Core Plus Bond Fund	24

to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Interest rate risk  — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls and TBA commitments — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
TBA securities subject to a forward commitment to sell at period end are included in the fund’s investment portfolio under “TBA sale commitments.” The value of these commitments is reflected in the fund’s statement of assets and liabilities as “TBA sale commitments, at value.” If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a gain or loss is realized. If securities under the commitment are delivered, a gain or loss is realized from the sale of the securities based on the price established at the date the commitment was entered into.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or

25	American Funds Core Plus Bond Fund

borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $17,125,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

American Funds Core Plus Bond Fund	26

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $46,039,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $627,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or

27	American Funds Core Plus Bond Fund

received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,133,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $8,905,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, February 28, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$149	Unrealized depreciation*	$122
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2	Unrealized depreciation on open forward currency contracts	9
Swap (centrally cleared)	Interest	Unrealized appreciation*	—	Unrealized depreciation*	4
Swap (centrally cleared)	Credit	Unrealized appreciation*	11	Unrealized depreciation*	31
			$162		$166

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$—	Net unrealized appreciation (depreciation) on investments	$(6)
Options written (equity style)	Interest	Net realized gain (loss) on options written	—	Net unrealized appreciation (depreciation) on options written	3
Futures	Interest	Net realized gain (loss) on futures contracts	24	Net unrealized appreciation (depreciation) on futures contracts	28
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(31)	Net unrealized appreciation (depreciation) on forward currency contracts	(7)
Swap	Interest	Net realized gain (loss) on swap contracts	5	Net unrealized appreciation (depreciation) on swap contracts	(4)
Swap	Credit	Net realized gain (loss) on swap contracts	77	Net unrealized appreciation (depreciation) on swap contracts	(20)
			$75		$(6)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

American Funds Core Plus Bond Fund	28

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps, and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of February 28, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Morgan Stanley	$2	$ —	$ —	$ —	$2
Total	$2	$ —	$ —	$ —	$2
Liabilities:
Citibank	$9	$ —	$ —	$ —	$9
HSBC Bank	$ — †	$ —	$ —	$ —	$ — †
Total	$9	$ —	$ —	$ —	$9
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

29	American Funds Core Plus Bond Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
As of February 28, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$716
Gross unrealized depreciation on investments	(300)
Net unrealized appreciation (depreciation) on investments	416
Cost of investments	58,618
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
For the period September 25, 2025* to February 28,
Share class	2026
Class A	$52
Class C	1
Class F-1	— †
Class F-2	5
Class F-3	— †
Class 529-A	9
Class 529-C	— †
Class 529-E	1
Class 529-F-1	— †
Class 529-F-2	2
Class 529-F-3	— †
Class R-1	— †
Class R-2	— †
Class R-2E	— †
Class R-3	1
Class R-4	— †
Class R-5E	1
Class R-5	— †
Class R-6	1,052
Total	$1,124
*
Commencement of operations.
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.280% of daily net assets. For the period September 25, 2025, commencement of operations, to February 28, 2026, the investment advisory services fees were $64,000, which were equivalent to an annualized rate of 0.280% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily

American Funds Core Plus Bond Fund	30

intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2026, unreimbursed expenses subject to reimbursement totaled $6,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended February 28, 2026, AFS waived transfer agent services fees of less than $1,000 for Class F-3 shares. AFS does not intend to recoup the waiver or reimbursement.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the period September 25, 2025, commencement of operations, to February 28, 2026, the 529 plan services fees were less than $1,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

31	American Funds Core Plus Bond Fund

For the period September 25, 2025, commencement of operations, to February 28, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$3	$1	$— *	Not applicable
Class C	— *	— *	— *	Not applicable
Class F-1	— *	— *	— *	Not applicable
Class F-2	Not applicable	— *	— *	Not applicable
Class F-3	Not applicable	—	— *	Not applicable
Class 529-A	1	1	— *	$— *
Class 529-C	— *	— *	— *	— *
Class 529-E	— *	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	— *	— *	— *
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	—	— *	— *	Not applicable
Class R-2	—	— *	— *	Not applicable
Class R-2E	—	— *	— *	Not applicable
Class R-3	— *	— *	— *	Not applicable
Class R-4	—	— *	— *	Not applicable
Class R-5E	Not applicable	— *	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	— *	7	Not applicable

Total class-specific expenses	$4	$2	$7	$— *
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred).
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the period September 25, 2025, commencement of operations, to February 28, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the period September 25, 2025, commencement of operations, to February 28, 2026.

American Funds Core Plus Bond Fund	32

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period September 25, 2025[2] to February 28, 2026
Class A	$6,391	638	$53	5	$(148)	(15)	$6,296	628
Class C	110	11	1	— [3]	(2)	— [3]	109	11
Class F-1	61	6	— [3]	— [3]	—	—	61	6
Class F-2	420	42	4	— [3]	(40)	(4)	384	38
Class F-3	16	2	— [3]	— [3]	—	—	16	2
Class 529-A	768	76	9	1	(62)	(6)	715	71
Class 529-C	36	4	— [3]	— [3]	—	—	36	4
Class 529-E	79	8	1	— [3]	—	—	80	8
Class 529-F-1	10	1	— [3]	— [3]	—	—	10	1
Class 529-F-2	532	53	2	— [3]	—	—	534	53
Class 529-F-3	10	1	— [3]	— [3]	—	—	10	1
Class R-1	10	1	—	—	—	—	10	1
Class R-2	10	1	— [3]	— [3]	— [3]	— [3]	10	1
Class R-2E	10	1	—	—	—	—	10	1
Class R-3	143	14	— [3]	— [3]	(3)	— [3]	140	14
Class R-4	10	1	—	—	—	—	10	1
Class R-5E	45	5	— [3]	— [3]	— [3]	— [3]	45	5
Class R-5	10	1	—	—	—	—	10	1
Class R-6	49,821	4,982	— [3]	— [3]	—	—	49,821	4,982
Total net increase (decrease)	$58,492	5,848	$70	6	$(255)	(25)	$58,307	5,829
1
Includes exchanges between share classes of the fund.
2
Commencement of operations.
3
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $77,926,000 and $37,056,000, respectively, during the period September 25, 2025, commencement of operations, to February 28, 2026.
11. Ownership concentration

At February 28, 2026, CRMC held 86% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on September 25, 2025.

33	American Funds Core Plus Bond Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2026[5,6,7]	$10.00	$.18	$.08	$.26	$(.19 )	$— [8]	$(.19 )	$10.07	2.67%[9]	$7	1.86%[9]	.73%[9]	4.14%[9]
Class C:
2/28/2026[5,6,7]	10.00	.15	.09	.24	(.17 )	— [8]	(.17 )	10.07	2.44 [9,10]	— [11]	2.63 [9,10]	1.34 [9,10]	3.48 [9,10]
Class F-1:
2/28/2026[5,6,7]	10.00	.17	.09	.26	(.19 )	— [8]	(.19 )	10.07	2.66 [9]	— [11]	1.56 [9]	.85 [9]	4.03 [9]
Class F-2:
2/28/2026[5,6,7]	10.00	.19	.08	.27	(.20 )	— [8]	(.20 )	10.07	2.79 [9]	— [11]	1.38 [9]	.44 [9]	4.39 [9]
Class F-3:
2/28/2026[5,6,7]	10.00	.19	.09	.28	(.21 )	— [8]	(.21 )	10.07	2.83 [9]	— [11]	1.54 [9]	.34 [9]	4.48 [9]
Class 529-A:
2/28/2026[5,6,7]	10.00	.18	.08	.26	(.19 )	— [8]	(.19 )	10.07	2.69 [9]	1	1.90 [9]	.64 [9]	4.20 [9]
Class 529-C:
2/28/2026[5,6,7]	10.00	.16	.09	.25	(.18 )	— [8]	(.18 )	10.07	2.59 [9,10]	— [11]	1.71 [9,10]	1.08 [9,10]	3.78 [9,10]
Refer to the end of the table(s) for footnote(s).

American Funds Core Plus Bond Fund	34

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-E:
2/28/2026[5,6,7]	$10.00	$.17	$.09	$.26	$(.19 )	$— [8]	$(.19 )	$10.07	2.63%[9,10]	$— [11]	1.54%[9,10]	.95%[9,10]	3.93%[9,10]
Class 529-F-1:
2/28/2026[5,6,7]	10.00	.17	.09	.26	(.19 )	— [8]	(.19 )	10.07	2.65 [9,10]	— [11]	1.76 [9,10]	.78 [9,10]	4.02 [9,10]
Class 529-F-2:
2/28/2026[5,6,7]	10.00	.19	.08	.27	(.20 )	— [8]	(.20 )	10.07	2.75 [9]	1	1.42 [9]	.52 [9]	4.38 [9]
Class 529-F-3:
2/28/2026[5,6,7]	10.00	.19	.09	.28	(.21 )	— [8]	(.21 )	10.07	2.81 [9]	— [11]	1.36 [9]	.38 [9]	4.42 [9]
Class R-1:
2/28/2026[5,6,7]	10.00	.19	.08	.27	(.20 )	— [8]	(.20 )	10.07	2.79 [9,10]	— [11]	1.46 [9,10]	.45 [9,10]	4.35 [9,10]
Class R-2:
2/28/2026[5,6,7]	10.00	.18	.09	.27	(.20 )	— [8]	(.20 )	10.07	2.76 [9,10]	— [11]	1.50 [9,10]	.52 [9,10]	4.28 [9,10]
Class R-2E:
2/28/2026[5,6,7]	10.00	.19	.08	.27	(.20 )	— [8]	(.20 )	10.07	2.78 [9,10]	— [11]	1.46 [9,10]	.48 [9,10]	4.32 [9,10]
Refer to the end of the table(s) for footnote(s).

35	American Funds Core Plus Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-3:
2/28/2026[5,6,7]	$10.00	$.14	$.11	$.25	$(.18 )	$— [8]	$(.18 )	$10.07	2.52%[9]	$— [11]	2.08%[9]	1.61%[9]	3.29%[9]
Class R-4:
2/28/2026[5,6,7]	10.00	.19	.08	.27	(.20 )	— [8]	(.20 )	10.07	2.81 [9,10]	— [11]	1.46 [9,10]	.40 [9,10]	4.40 [9,10]
Class R-5E:
2/28/2026[5,6,7]	10.00	.18	.09	.27	(.20 )	— [8]	(.20 )	10.07	2.75 [9]	— [11]	1.27 [9]	.56 [9]	4.30 [9]
Class R-5:
2/28/2026[5,6,7]	10.00	.19	.09	.28	(.21 )	— [8]	(.21 )	10.07	2.82 [9,10]	— [11]	1.43 [9,10]	.36 [9,10]	4.44 [9,10]
Class R-6:
2/28/2026[5,6,7]	10.00	.19	.09	.28	(.21 )	— [8]	(.21 )	10.07	2.84 [9]	50	1.32 [9]	.34 [9]	4.47 [9]
Refer to the end of the table(s) for footnote(s).

American Funds Core Plus Bond Fund	36

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Period ended February 28, 2026[5,6,7,9,14]
Excluding mortgage dollar roll transactions	15%
Including mortgage dollar roll transactions	89%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	For the period 9/25/2025, commencement of operations, through 2/28/2026.
[7]	Unaudited.
[8]	Amount less than $0.01.
[9]	Not annualized.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

37	American Funds Core Plus Bond Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds Core Plus Bond Fund	38

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Core Plus Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: April 30, 2026